Securities Financing Activities	12 Months Ended
Dec. 31, 2023
Offsetting [Abstract]
Repurchase Agreements, Resale Agreements, Securities Borrowed, and Securities Loaned Disclosure	Securities Financing Activities
Securities purchased under agreements to resell are primarily collateralized by U.S. government or agency securities and are carried at the amounts at which the securities will be subsequently sold, plus accrued interest. Securities borrowed are primarily collateralized by corporate securities. The Company borrows securities and purchases securities under agreements to resell as part of its securities financing activities. On the acquisition date of these securities, the Company and the related counterparty agree on the amount of collateral required to secure the principal amount loaned under these arrangements. The Company monitors collateral values daily and calls for additional collateral to be provided as warranted under the respective agreements. The following table presents securities borrowed or purchased under agreements to resell:

(Dollars in millions)	Dec 31, 2023	Dec 31, 2022
Securities purchased under agreements to resell	$1,168	$2,415
Securities borrowed	1,210	766
Total securities borrowed or purchased under agreements to resell	$2,378	$3,181

Fair value of collateral permitted to be resold or repledged	$2,175	$3,058
Fair value of securities resold or repledged	12	864

For securities sold under agreements to repurchase, the Company would be obligated to provide additional collateral in the event of a significant decline in fair value of the collateral pledged. This risk is managed by monitoring the liquidity and credit quality of the collateral, as well as the maturity profile of the transactions. Refer to “Note 17. Commitments and Contingencies” for additional information related to pledged securities. The following table presents the Company’s related activity, by collateral type and remaining contractual maturity:

	December 31, 2023			December 31, 2022
(Dollars in millions)	Overnight and Continuous	Up to 30 days	Total	Overnight and Continuous	Up to 30 days	Total
U.S. Treasury	$12	$—	$12	$318	$—	$318
State and Municipal	415	—	415	272	—	272
GSE	—	—	—	74	—	74
Agency MBS – residential	—	1,500	1,500	1,019	26	1,045
Corporate and other debt securities	420	80	500	369	50	419
Total securities sold under agreements to repurchase	$847	$1,580	$2,427	$2,052	$76	$2,128

There were no securities financing transactions subject to legally enforceable master netting arrangements that were eligible for balance sheet netting for the periods presented.